COMMITMENTS AND CONTINGENCIES - Capital commitments (Details) - Dec. 31, 2019 - Capital commitments ¥ in Thousands, $ in Thousands	USD ($)	CNY (¥)
Capital commitment related to capital expenditures for construction in progress
2020	$ 10,054	¥ 69,996
Total	$ 10,054	¥ 69,996